Note 02 - Transitional Tables Leasing IFRS16 (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leasing approach (ii): Difference between the right-of-use asset and the lease liability [Abstract]
Total equity adjustment due to elected approach (ii) for larger property leases, net of tax	€ 137
Derecognition of provisions previously recognized for onerous operating leases [Abstract]
Related increase in the balance sheet (Right-of-Use assets)	2,870	€ 3,185
Derecognition of accrued operating liabilities [Abstract]
Overall reduction in retained earnings, net of tax	€ 136